Notes to the Balance Sheet - Summary of Right of use Assets and Lease Liabilities (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Right of use Assets and Lease Liabilities [Line Items]
Beginning Balance	€ 44,417,767	€ 43,160,000
Lease liabilities	42,584,000
Additions	1,385,000	4,868,000
Depreciation, right-of-use assets	(3,688,000)	(3,532,000)
Interest Expenses on Lease Liabilities	1,157,000	1,174,000	€ 932,000
Disposals	(51,000)	(78,000)
Foreign exchange gain (loss)	421,000
Ending Balance	42,485,275	44,417,767	43,160,000
Buildings [member]
Right of use Assets and Lease Liabilities [Line Items]
Beginning Balance	43,950,000	42,586,000
Additions	0	4,660,000
Depreciation, right-of-use assets	(3,317,000)	(3,218,000)
Disposals	0	(78,000)
Foreign exchange gain (loss)	418,000
Ending Balance	41,051,000	43,950,000	42,586,000
Car [Member]
Right of use Assets and Lease Liabilities [Line Items]
Beginning Balance	272,000	238,000
Additions	166,000	196,000
Depreciation, right-of-use assets	(141,000)	(162,000)
Disposals	(51,000)	0
Foreign exchange gain (loss)	0
Ending Balance	246,000	272,000	238,000
Technical Equipment [Member]
Right of use Assets and Lease Liabilities [Line Items]
Beginning Balance	196,000	336,000
Additions	1,219,000	12,000
Depreciation, right-of-use assets	(230,000)	(152,000)
Disposals	0	0
Foreign exchange gain (loss)	3,000
Ending Balance	1,188,000	196,000	336,000
Lease Liabilities [Member]
Right of use Assets and Lease Liabilities [Line Items]
Lease liabilities	42,584,000	45,019,000	€ 42,557,000
Additions	316,000	5,286,000
Depreciation, right-of-use assets, ll	0	0
Interest Expenses on Lease Liabilities	1,170,000	1,173,000
Lease Payments	(4,286,000)	(3,918,000)
Disposals	(173,000)	€ (79,000)
Foreign Exchange gain (loss) - Lease Liabilities	€ 538,000